Shareholders' contributions - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Share capital and share premium
Equity, beginning balance	$ 683,019	[1],[2]	$ 712,304	[2],[3]	$ 564,150
Employee share options exercised			39		380
Restricted shares and units vested	0
Purchase of own shares	(15,725)		(38,367)		(4,772)
Equity, ending balance	$ 1,108,145		$ 683,019	[1],[2]	$ 712,304	[2],[3]
Share capital (Note 22)
Number of shares
Number of shares (in shares)	122,382,000		122,382,000		122,382,000
Employee share options exercised (in shares)			0		0
Restricted shares and units vested (in shares)	0		0		0
Purchase of own shares (in shares)	0		0		0
Number of shares (in shares)	122,382,000		122,382,000		122,382,000
Share capital and share premium
Equity, beginning balance	$ 183,573	[1]	$ 183,573	[3]	$ 183,573
Equity, ending balance	183,573		183,573	[1]	183,573	[3]
Share capital and share premium
Share capital and share premium
Equity, beginning balance	1,092,507		1,120,823		1,121,247
Employee share options exercised			50		438
Restricted shares and units vested	4,775		4,149		3,225
Purchase of own shares	(13,206)		(32,515)		(4,087)
Equity, ending balance	$ 1,084,076		$ 1,092,507		$ 1,120,823

[1]	2017 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[3]	2016 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.